Equity - Cash Flow Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Net cash flow provided by operating activities	€ 10,994	€ 11,649	€ 11,763
Net cash flow used in investing activities	(5,223)	(4,286)	(5,327)
Net cash flow used in financing activities	(4,672)	(7,186)	(7,925)
Telefónica Brazil
Entity Information [Line Items]
Net cash flow provided by operating activities	3,644	3,710	3,678
Net cash flow used in investing activities	(1,529)	(1,477)	(2,741)
Net cash flow used in financing activities	(1,557)	(1,709)	(1,674)
Telefónica Germany
Entity Information [Line Items]
Net cash flow provided by operating activities	2,774	2,684	2,732
Net cash flow used in investing activities	(1,334)	(1,337)	(1,608)
Net cash flow used in financing activities	(1,586)	(1,498)	(1,339)
Colombia Telecomunicaciones
Entity Information [Line Items]
Net cash flow provided by operating activities	219	206	180
Net cash flow used in investing activities	(101)	(144)	30
Net cash flow used in financing activities	€ (58)	€ (80)	€ (225)